Related-Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related-Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions

The following is a list of the related parties with whom the Group conducted significant transactions, and their relationship with the Group:

Related parties	Relationship
AIFU Inc. and its subsidiary	Former subsidiary, deconsolidated in December 2025
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	Equity-method investee
Qingdao Zhiyun Zhongxin New Energy Technology Co., Ltd.	An affiliate company controlled by Mr. Guotao Liu, the Company’s co-chief executive officer
Qingdao Jiutian Lanyue New Energy Technology Co., Ltd.	An affiliate company controlled by Mr. Guotao Liu, the Company’s co-chief executive officer
Yanbense Food Technology (Shenzhen) Co., Ltd.	A 40%-owned affiliate of Group

Related party transactions:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Sales of products
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	-	-	1,204

Related-party Balances:

	As of June 30,
	2025	2026
	RMB	RMB
Amount due from related parties
Yanbense Food Technology (Shenzhen) Co., Ltd.(i)	-	70
Total	-	70

(i)	Amount represents unsecured, interest-free loans to related parties, which are repayable on demand. The amount due from Yanbense Food Technology (Shenzhen) Co., Ltd. is expected to be settled within one year.

	As of June 30,
	2025	2026
	RMB	RMB
Amount due to related parties
AIFU Inc. and its subsidiary (i)	-	13,597
Qingdao Zhiyun Zhongxin New Energy Technology Co., Ltd.		71
Total	-	13,668

(i)	Amount represents unsecured, interest-free loans from related parties, which are repayable on demand. The loans were provided to supplement the Group’s working capital. The loans are expected to be settled within one year.